THIRD QUARTER REPORT

[MORGAN STANLEY LOGO]

Morgan Stanley Emerging Markets Fund, Inc.

SEPTEMBER 30, 2001

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs                              William G. Morton, Jr.
CHAIRMAN OF THE BOARD OF DIRECTORS           DIRECTOR

Ronald E. Robison                            Michael Nugent
PRESIDENT AND DIRECTOR                       DIRECTOR

John D. Barrett II                           Fergus Reid
DIRECTOR                                     DIRECTOR

Thomas P. Gerrity                            Stefanie V. Chang
DIRECTOR                                     VICE PRESIDENT

Gerard E. Jones                              Lorraine Truten
DIRECTOR                                     VICE PRESIDENT

Joseph J. Kearns                             Joseph P. Stadler
DIRECTOR                                     VICE PRESIDENT AND TREASURER

Vincent R. McLean                            Mary E. Mullin
DIRECTOR                                     SECRETARY

C. Oscar Morong, Jr.                         Belinda A. Brady
DIRECTOR                                     ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.
                                      OVERVIEW

LETTER TO SHAREHOLDERS

For the nine months ended September 30,2001, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -24.57% compared with -22.88% for the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index (the "Index"). For the period from commencement of operations on November 1, 1991 through September 30, 2001, the Fund's cumulative total return, based on net asset value per share, was 64.10% compared with 16.87% for the Index. On September 30, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $6.80, representing an 18.3% discount to the Fund's net asset value per share.

MARKET OVERVIEW

For the nine months ending September 2001,the Fund underperformed the Index primarily due to stock selection in Brazil and Israel. Stock selection in Taiwan and South Africa were positive contributors. On a country allocation basis our underweight stance in Malaysia (Index return -6.9%) coupled with our overweight position in Israel (-46.1%)offset positive contributions from country allocations in Greece (-16.8%), Argentina (-39.3%)and Mexico (-0.6%).

In the third quarter of 2001, emerging market equities fell sharply along with global equity markets in the aftermath of the September 11 attacks in the U.S., driven by heightened risk aversion and a deteriorating economic outlook. During September, the emerging markets fell 15.5% and ended the quarter down 21.7%. Earlier in the quarter, markets were led lower due to default fears in Argentina and downward revisions in corporate earnings, particularly in telecommunication and technology stocks. Year-to-date, emerging market equities are outperforming developed international markets, as measured by the MSCI EAFE Index, which have fallen 26.6%.

During this nine-month period, we exited Argentina given its debt obligation troubles, currency exchange manipulations, and political ineffectiveness, all resulting in negative investor sentiment. In Asia, we added to our overweight in China given its low dependence to exports and relatively strong domestic economy.

In Emerging Europe, Middle East and Africa, we sold out of Greece subsequent to its exit from the Index. Additionally, we moved from an overweight to neutral position in Israel locking in gains in some of our technology names in April and given the continued Middle East conflict. During the second quarter, we added to South Africa where we were focused on domestic-oriented stocks given the recent interest rate cut. Prior to September 11, our concern over the near-term global environment resulted in a portfolio consisting of high quality growth-oriented stocks complemented by stocks offering a relatively stable earnings outlook. As a result, during the third quarter, the Fund did not experience any significant changes. However, following the September sell-off in the market, we took the opportunity to add a small amount to quality growth stocks. In addition, early in the third quarter, we added to financial companies given improving fundamentals and benefits from a lower interest rate environment, and oil companies given their defensive characteristics.

MARKET OUTLOOK

In the short-term, we remain cautious as global economic growth slows further and risk aversion increases. We believe the significant negative shock to consumer demand caused by the tragic events of September 11 will result in a recession in the U.S. and throughout the world during the second half of 2001. However, the monetary policy and pending fiscal responses to this weak economic landscape are significant. We expect U.S. consumption to eventually improve fueled by the low interest rate environment and an expected pick-up in government spending, potentially resulting in the resumption of economic growth in the U.S. and abroad sometime during the second half of 2002. As global economies strengthen, we expect export-oriented emerging markets' trade balances and economies will also improve. With valuations near their ten-year lows, we believe the emerging markets are near their trough.

OTHER DEVELOPMENTS

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. During the nine months ended September 30, 2001, the Fund repurchased 424,540 of its shares at an average discount of 17.61% from net asset value per share. From the inception of the program through September 30, 2001, the Fund has repurchased 3,914,540 of its shares at an average discount of 20.62% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT AND DIRECTOR

October 2001
------------
ON OCTOBER 18, 2001, THE FUND'S BY-LAWS WERE AMENDED TO CHANGE THE RETIREMENT AGE FOR DIRECTORS TO 72 FROM 73. THE FUND ALSO ADOPTED A NON-FUNDAMENTAL POLICY THAT, UNDER NORMAL CIRCUMSTANCES, AT LEAST 80% OF ITS ASSETS WILL BE INVESTED IN EMERGING COUNTRY EQUITY SECURITIES.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.
                                      SEPTEMBER 30, 2001 (UNAUDITED)

INVESTMENT SUMMARY
HISTORICAL INFORMATION


                                                              TOTAL RETURN (%)
                           -------------------------------------------------------------------------------
                                  MARKET VALUE(1)             NET ASSET VALUE(2)           INDEX(3)
                           -------------------------------------------------------------------------------
                                            AVERAGE                     AVERAGE                   AVERAGE
                           CUMULATIVE        ANNUAL     CUMULATIVE       ANNUAL     CUMULATIVE     ANNUAL
                           ----------       -------     ----------      -------     ----------    --------
Year to Date                -22.29%             --       -24.57%            --      -22.88%            --
One Year                    -34.33          -34.33%      -39.69         -39.69%     -33.16         -33.16%
Five Year                   -33.17           -7.74       -22.74          -5.03      -41.57         -10.19
Since Inception*             34.12            3.01        64.10           5.12       16.87           1.58

Past  performance  is not  predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                           YEAR ENDED DECEMBER 31,                                      NINE
                             ---------------------------------------------------------------------------------------   MONTHS
                                                                                                                        ENDED
                                                                                                                      SEPTEMBER
                              1991*    1992    1993      1994       1995      1996     1997    1998     1999     2000 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share    $14.71   $16.74  $28.20   $20.30     $14.69    $15.69   $15.52  $10.33   $21.26  $ 11.03    $ 8.32
--------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share       $14.25   $18.13  $31.63   $21.50     $15.50    $13.88   $13.06  $ 8.13   $16.31  $  8.75    $ 6.80
--------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)             -3.1%     8.3%   12.2%     5.9%       5.5%    -11.5%   -15.9%  -21.3%   -23.3%   -20.7%    -18.3%
--------------------------------------------------------------------------------------------------------------------------------
Income Dividends             $ 0.04   $ 0.01      --       --         --    $ 0.05   $ 0.01  $ 0.11       --       --        --
--------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions      --   $ 0.01  $ 1.49     6.50     $ 1.29    $ 0.98   $ 0.01  $ 2.18       --  $  2.31        --
--------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)           4.61%   13.94%  95.22%+  -5.33%    -16.30%+   13.84%   -0.97% -19.61%  105.81%  -36.74%   -24.57%
--------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)          9.58%   11.40%  74.84%   -7.32%     -5.21%     6.03%  -11.59  -25.34%   66.41%  -30.57%   -22.88%
--------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Index (the "Index") is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.
*   The Fund commenced operations on November 1, 1991.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

PORTFOLIO SUMMARY

[CHART]

ALLOCATION OF TOTAL INVESTMENTS

Equity Securities               93.3%
Short-Term Investments           6.7

[CHART]

INDUSTRIES

Banks                                              12.4%
Wireless Telecommunication                          9.3
Diversified Telecommunication Services              9.0
Semiconductor Equipment & Products                  8.3
Oil & Gas                                           7.8
Metals & Mining                                     6.3
Electric Utilities                                  3.8
Pharmaceuticals                                     3.0
Beverages                                           3.0
Multiline Retail                                    2.6
Other                                              34.5

[CHART]

COUNTRY WEIGHTINGS

South Korea                                        15.0%
Mexico                                             11.8
South Africa                                       11.0
Taiwan                                             10.5
Brazil                                              9.1
India                                               7.2
China/Hong Kong                                     6.3
Russia                                              4.8
Israel                                              3.8
Malaysia                                            3.3
Other                                              17.2

TEN LARGEST HOLDINGS

                                                          PERCENT OF
                                                          NET ASSETS
---------------------------------------------------------------------
1.     Samsung Electronics Co., Ltd. (South Korea)           2.9%
2.     China Mobile (Hong Kong) Ltd. (China/ Hong Kong)      2.8
3.     Taiwan Semiconductor Manufacturing Co., Ltd.          2.7
       (Taiwan)
4.     SK Telecom Co., Ltd. (South Korea)                    2.5
5.     Petrobas SA (Brazil)                                  2.2
6.     Anglo American plc (South Africa)                     1.9
7.     Surgutneftegaz ADR (Preferred) (Russia)               1.8
8.     American Movil SA de CV ADR (Mexico)                  1.5
9.     Eastbridge (Poland)                                   1.4
10.    Unified Energy Systems (Russia)                       1.4
                                                            -----
                                                            21.1%
                                                            =====

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC,
                                      STATEMENT OF NET ASSETS
                                      SEPTEMBER 30, 2001(UNAUDITED)

STATEMENT OF NET ASSETS

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
COMMON STOCKS (93.8%)
(Unless otherwise noted)
==========================================================================
BRAZIL (9.1%)
AEROSPACE & DEFENSE
  Embraer ADR                                   19,401       $         247
--------------------------------------------------------------------------
BANKS
  Banco Bradesco (Preferred)               114,980,143                 457
  Banco Bradesco ADR                            78,783                 311
  Banco Nacional SA (Preferred)             61,598,720                   1
  Itaubanco (Preferred)                     17,273,000               1,100
  Unibanco SA (Preferred) GDR                   39,385                 571
--------------------------------------------------------------------------
                                                                     2,440
--------------------------------------------------------------------------
BEVERAGES
  Companhia de Bebdias das
   Americas                                  1,346,000                 217
  Companhia de Bebdias das
   Americas ADR                                 68,860               1,102
--------------------------------------------------------------------------
                                                                     1,319
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes SA
    ADR                                     48,223,445                 265
  Brasil Telecom Participacoes SA
  (Preferred) ADR                               10,282                 280
  Brasil Telecom SA (Preferred)            250,325,715                 919
  Embratel SA (Preferred)                   59,379,000                 167
  Embratel SA ADR                                1,700                   5
--------------------------------------------------------------------------
                                                                     1,636
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  Cemig SA (Preferred)                      38,000,127                 366
  CEMIG SA (Preferred) ADR                       9,208                  88
  CEMIG SA ADR                                  36,663                 350
  Eletrobras                                10,930,000                 131
  Eletrobras (Preferred) 'B'                30,541,000                 336
  Eletrobras ADR (Preferred)                       800                   5
--------------------------------------------------------------------------
                                                                     1,276
--------------------------------------------------------------------------
METALS & MINING
  CVRD (Preferred) 'A'                          43,251                 855
  CVRD (Preferred) ADR                          60,589               1,206
--------------------------------------------------------------------------
                                                                     2,061
--------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred) ADR               31,540                  -- @
  Lojas Arapua SA (Preferred)               30,412,000                  -- @
--------------------------------------------------------------------------
OIL & GAS
  Petrobras SA ADR                              57,030               1,127
  Petrobras SA (Preferred)                      79,619               1,530
  Petrobras SA (Preferred) ADR                  42,670                 819
--------------------------------------------------------------------------
                                                                     3,476
--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Votorantim Celulose e Papel ADR               32,300                 421
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred)                    5,346,547                 693
  Tele Celular Sul (Preferred)             137,409,345                 143
  Tele Celular Sul ADR                          10,807                 112
  Telemig Celular SA
  (Preferred)                              139,403,305                 159
  Telemig Celular SA ADR                         3,343                  76
  Telesp Celular SA (Preferred) 'B'         60,534,935                 130
  Telesp Celular SA ADR                         13,733                  73
                                                                     1,386
--------------------------------------------------------------------------
                                                                    14,262
==========================================================================
CANADA (0.0%)
OIL & GAS (EXPLORATION & DRILLING)
  Gulfstream Resources Canada Ltd.              31,000                  36
--------------------------------------------------------------------------
CHILE (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC Chile ADR                      49,740                 490
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  Enersis SA ADR                                12,900                 158
--------------------------------------------------------------------------
                                                                       648
==========================================================================
CHINA/HONG KONG (6.3%)
AIRLINES
  Beijing Capital International
   Airport Co., Ltd.                         1,287,000                 300
--------------------------------------------------------------------------
AUTOMOBILES
  Denway Motors Ltd.                         3,102,100                 825
--------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES
  Greencool Technology
   Holdings Ltd.                             1,283,000                 428
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Nanjing Panda Electronics Co., Ltd.          710,000                 155
--------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Legend Holdings Ltd.                          61,400                  24
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  Beijing Datang Power Gen. Co. Ltd.         1,157,000                 412
--------------------------------------------------------------------------

                                        5

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings
   International Co., Ltd.                     533,000       $         314
  Citic Pacific Ltd.                           359,000                 677
--------------------------------------------------------------------------
                                                                       991
METALS & MINING
  Yanzhou Coal Mining Co., Ltd.              1,070,000                 322
  Yanzhou Coal Mining Co., Ltd. ADR             23,930                 369
--------------------------------------------------------------------------
                                                                       691
--------------------------------------------------------------------------
OIL & GAS
  CNOOC Ltd.                                 1,017,000               1,017
  PetroChina Company Ltd.                    1,934,000                 369
                                                                     1,386
--------------------------------------------------------------------------
REAL ESTATE
  New World China Land Ltd                     114,400                  34
--------------------------------------------------------------------------
SOFTWARE
  Travelsky Technology Ltd.                    472,000                 318
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd. ADR          1,367,000               4,347
--------------------------------------------------------------------------
                                                                     9,911
--------------------------------------------------------------------------

==========================================================================
COLOMBIA (0.0%)
BANKS
  Bancolombia (Preferred)                        1,562                   2
--------------------------------------------------------------------------
CZECH REPUBLIC (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cesky Telecom AS                               8,600                  52
--------------------------------------------------------------------------
EGYPT (0.1%)
GAS UTILITIES
  Egypt Gas Co.                                  1,425                  18
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Egyptian Company for Mobile Services           9,955                  98
--------------------------------------------------------------------------
                                                                       116
--------------------------------------------------------------------------

==========================================================================
HUNGARY (2.0%)
BANKS
  OTP Bank Rt.                                  13,905                 669
  OTP Bank Rt. GDR                               7,000                 332
--------------------------------------------------------------------------
                                                                     1,001
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt.                                    100,736                 259
  Matav Rt. ADR                                 23,699                 320
--------------------------------------------------------------------------
                                                                       579
--------------------------------------------------------------------------
OIL & GAS
  MOL Magyar Olaj-es Gazipari Rt.               25,357                 375
  MOL Magyar Olaj-es Gazipari Rt.
   GDR                                             710                  11
--------------------------------------------------------------------------
                                                                       386
--------------------------------------------------------------------------
PHARMACEUTICALS
  Gedeon Richter Rt.                            15,239                 847
  Gedeon Richter Rt. GDR                         6,073                 336
--------------------------------------------------------------------------
                                                                     1,183
--------------------------------------------------------------------------
                                                                     3,149
==========================================================================
INDIA (7.8%)
AUTOMOBILES
  Hero Honda Motors Ltd.                       164,100                 639
  Tata Engineering & Locomotive Co.,
   Ltd.                                        124,000                 133
  Tata Engineering & Locomotive Co.,
   Ltd., GDS                                    26,000                  37
--------------------------------------------------------------------------
                                                                       809
--------------------------------------------------------------------------
BANKS
  HDFC Bank Ltd.                                81,700                 372
  HDFC Bank Ltd. ADR                            23,700                 327
  State Bank of India Ltd.                     147,500                 509
--------------------------------------------------------------------------
                                                                     1,208
--------------------------------------------------------------------------
CHEMICALS
  Reliance Industries Ltd.                      83,133                 462
--------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements Ltd.                  118,500                 369
--------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Housing Development Finance
   Corp., Ltd.                                  77,510               1,013
  Housing Development
   Finance Corp., Ltd. ADR                          90                   1
--------------------------------------------------------------------------
                                                                     1,014
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.               277,930                 747
  Mahanagar Telephone Nigam Ltd.,
   GDR                                          38,800                 213
--------------------------------------------------------------------------
                                                                       960
--------------------------------------------------------------------------

                                        6

                                                                    VALUE
                                                SHARES              (000)
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  BSES Ltd.                                     47,500       $         187
  Tata Power Co., Ltd.                          63,514                 133
--------------------------------------------------------------------------
                                                                       320
--------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                191,700                 479
--------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Colgate-Palmolive (India) Ltd.               102,190                 336
  Hindustan Lever Ltd.                         326,000               1,417
--------------------------------------------------------------------------
                                                                     1,753
--------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  India-Info.com PCL                           116,052                  27
--------------------------------------------------------------------------
INVESTMENT COMPANIES
  Morgan Stanley Growth Fund                 6,881,400                 942
--------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Infosys Technologies Ltd.                     14,550                 723
  Wipro Ltd.                                     6,000                 133
  Wipro Ltd. ADR                                 6,000                 127
--------------------------------------------------------------------------
                                                                       983
--------------------------------------------------------------------------
MEDIA
  Zee Telefilms Ltd.                           164,600                 300
--------------------------------------------------------------------------
METALS & MINING
  Tata Iron & Steel Co., Ltd.                   70,000                 102
--------------------------------------------------------------------------
OIL & GAS
  Bharat Petroleum Corp., Ltd.                  75,850                 254
  Hindustan Petroleum Corp., Ltd.               89,500                 233
--------------------------------------------------------------------------
                                                                       487
--------------------------------------------------------------------------
PHARMACEUTICALS
  Cipla Ltd.                                    18,050                 424
  Dabur (India) Ltd.                           134,000                 162
  Dr. Reddy's Laboratories Ltd.                 14,150                 528
  Lupin Laboratories Ltd.                       32,400                  44
  Ranbaxy Laboratories Ltd.                     15,000                 204
--------------------------------------------------------------------------
                                                                     1,362
--------------------------------------------------------------------------
ROAD & RAIL
  Container Corp. of India Ltd.                107,600                 292
--------------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                      19,200                 232
  ITC Ltd. GDR                                  14,750                 194
--------------------------------------------------------------------------
                                                                       426
--------------------------------------------------------------------------
                                                                    12,295
==========================================================================
INDONESIA (1.1%)
AUTO PARTS & EQUIPMENT
  PT Astra International Tbk                 1,477,500                 293
--------------------------------------------------------------------------
TELECOMMUNICATION SERVICES
  PT Telekomunikasi Indonesia                1,102,000                 301
--------------------------------------------------------------------------
TOBACCO
  PT Hanjaya Mandala Sampoerna
   Tbk                                       3,580,000               1,171
--------------------------------------------------------------------------
                                                                     1,765
==========================================================================
ISRAEL (3.8%)
COMMUNICATIONS EQUIPMENT
  Alvarion Ltd.                                 68,025                 106
  Ceragon Networks Ltd.                         35,010                  70
  ECI Telecom Ltd.                             208,731                 522
--------------------------------------------------------------------------
                                                                       698
--------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  Check Point Software Technologies
   Ltd.                                         51,320               1,130
  RADVision Ltd.                                41,914                 206
  RADWARE Ltd.                                  46,991                 410
--------------------------------------------------------------------------
                                                                     1,746
--------------------------------------------------------------------------
PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd.           12,420                 726
  Teva Pharmaceutical Industries Ltd.
   ADR                                          23,948               1,448
--------------------------------------------------------------------------
                                                                     2,174
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  DSP Group, Inc.                               18,900                 377
  Zoran Corp.                                   15,912                 385
--------------------------------------------------------------------------
                                                                       762
--------------------------------------------------------------------------
SOFTWARE
  TTI Team Telecom International Ltd.           46,960                 566
--------------------------------------------------------------------------
                                                                     5,946
==========================================================================
MALAYSIA (3.3%)
BANKS
  Malayan Banking Bhd                          260,600                 707
  Public Bank Bhd                              854,300                 501
--------------------------------------------------------------------------
                                                                     1,208
--------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Gamuda Bhd                                   285,000                 315
  IJM Corp., Bhd                               132,000                 153
--------------------------------------------------------------------------
                                                                       468
--------------------------------------------------------------------------

                                        7

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Technology Resources
   Industries Bhd                              542,000       $         382
  Telekom Malaysia Bhd                         249,000                 603
--------------------------------------------------------------------------
                                                                       985
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  Tenaga Nasional Bhd                          194,000                 503
--------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE
  Magnum Corp. Bhd                             815,000                 414
  Resorts World Bhd                            155,000                 238
--------------------------------------------------------------------------
                                                                       652
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Malaysian Pacific Industries Bhd              67,000                 185
--------------------------------------------------------------------------
TOBACCO
  British American Tobacco
  (Malaysia) Bhd                                97,200                 889
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Digi.com Bhd                                 287,000                 367
--------------------------------------------------------------------------
                                                                     5,257
==========================================================================
MEXICO (11.8%)
BANKS
  Bancomer 'O'                               1,875,781               1,311
--------------------------------------------------------------------------
BEVERAGES
  FEMSA ADR                                     21,048                 599
  FEMSA UBD                                    494,275               1,403
  Grupo Modelo SA 'C'                           61,000                 134
--------------------------------------------------------------------------
                                                                     2,136
--------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA ADR                                  18,536                 381
  Cemex SA CPO                                 219,234                 894
--------------------------------------------------------------------------
                                                                     1,275
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex 'L' ADR                               191,475               6,183
--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Alfa SA 'A'                                  299,555                 214
  Grupo Carso SA 'A1'                          112,074                 252
--------------------------------------------------------------------------
                                                                       466
--------------------------------------------------------------------------
MEDIA
  Grupo Televisa CPO GDR                        45,850               1,316
--------------------------------------------------------------------------
MULTILINE RETAIL
  Grupo Sanborns SA 'B1'                        18,550                  19
  Wal-mart de Mexico 'C'                       293,233                 555
  Wal-mart de Mexico 'V'                       208,469                 436
  Wal-mart de Mexico ADR                        28,162                 589
--------------------------------------------------------------------------
                                                                     1,599
--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Kimberly-Clark de Mexico SA 'A'              521,558               1,450
--------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del Sureste
   ADR                                          38,250                 360
  Grupo Aeroportuario del
   Sureste-B                                   149,200                 138
--------------------------------------------------------------------------
                                                                       498
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV ADR                   158,127               2,345
--------------------------------------------------------------------------
                                                                    18,579
==========================================================================
POLAND (2.3%)
BANKS
  Bank Polska Kasa Opieki SA                    47,701                 740
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA                     14,591                  40
  Telekomunikacja Polska SA GDR                136,817                 386
--------------------------------------------------------------------------
                                                                       426
--------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Elektrim Spolka Akcyjna                       27,534                 123
--------------------------------------------------------------------------
MULTILINE RETAIL
  Eastbridge                                    33,600               2,259
--------------------------------------------------------------------------
                                                                     3,548
==========================================================================
RUSSIA (4.8%)
ELECTRIC UTILITIES
  Unified Energy Systems GDR                    16,500                 146
  Unified Energy Systems                       236,416               2,085
--------------------------------------------------------------------------
                                                                     2,231
--------------------------------------------------------------------------
MEDIA
  Storyfirst Communications, Inc.                  570                 163
  Storyfirst Communications, Inc.
    (Preferred)                                  2,522                 720
--------------------------------------------------------------------------
                                                                       883
--------------------------------------------------------------------------
METALS & MINING
  Norilsk Nickel                                 6,050                  66
--------------------------------------------------------------------------
OIL & GAS
  Gazprom                                        6,000                  52
  Gazprom ADR                                   25,000                 219
  LUKoil Holdings ADR                           27,711               1,040
  Surgutneftegaz ADR (Preferred)                24,140                 326
  Surgutneftegaz ADR                           222,765               2,493
  YUKOS                                          5,400                 259
--------------------------------------------------------------------------
                                                                     4,389
--------------------------------------------------------------------------

                                        8

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd. 'B'                  156,075       $          --@
                                                                     7,569
==========================================================================
SOUTH AFRICA (11.0%)
  BANKS
  ABSA Group Ltd                               196,500                 811
  FirstRand Ltd.                             2,054,420               1,695
  Nedcor Ltd.                                   31,864                 466
  Standard Bank Investment Corp.,
     Ltd.                                      545,980               1,869
--------------------------------------------------------------------------
                                                                     4,841
--------------------------------------------------------------------------
 BEVERAGES
  South African Breweries plc                  161,530                 992
  South African Breweries plc
  (London Shares)                                   19                  --@
--------------------------------------------------------------------------
                                                                       992
--------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Barlow Ltd.                                  107,890                 587
  Bidvest Group Ltd.                           170,015                 809
  Remgro Ltd.                                   51,435                 339
--------------------------------------------------------------------------
                                                                     1,735
--------------------------------------------------------------------------
INSURANCE
  Liberty Group Ltd.                            75,520                 437
  Old Mutual plc                               116,400                 193
  Old Mutual plc (London Shares)               128,900                 222
  Sanlam Ltd.                                1,414,100               1,471
--------------------------------------------------------------------------
                                                                     2,323
--------------------------------------------------------------------------
METALS & MINING
  Anglo American Platinum
    Corp., Ltd.                                 47,070               1,564
  Anglo American plc                           198,500               2,362
  Anglo American plc (London
    Shares)                                     52,498                 633
  Impala Platinum Holdings Ltd.                 14,560                 513
--------------------------------------------------------------------------
                                                                     5,072
--------------------------------------------------------------------------
OIL & GAS
  Sasol Ltd.                                   154,270               1,258
--------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd. ADR                                25,970                 228
  Sappi Ltd.                                    97,900                 842
--------------------------------------------------------------------------
                                                                     1,070
--------------------------------------------------------------------------
                                                                    17,291
==========================================================================
SOUTH KOREA (15.0%)
AUTO COMPONENTS
  Hyundai Mobis                                120,860               1,024
--------------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.                       96,880               1,248
--------------------------------------------------------------------------
BANKS
  H&CB                                          11,492                 247
  Hana Bank                                     82,460                 576
  Kookmin Bank                                  57,432                 709
  Shinhan Bank                                 153,020               1,159
--------------------------------------------------------------------------
                                                                     2,691
--------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  LG Engineering &
   Construction Co., Ltd.                      104,450                 973
--------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Kookmin Credit Card Co., Ltd.                 21,400                 538
  LG Securities Co.                             50,590                 299
  Samsung Securities Co., Ltd.                  19,860                 433
--------------------------------------------------------------------------
                                                                     1,270
--------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Korea Telecom Corp.                           27,450                 935
  Korea Telecom Corp. ADR                       53,600                 980
--------------------------------------------------------------------------
                                                                     1,915
--------------------------------------------------------------------------
ELECTRIC UTILITIES
  Korea Electric Power Corp.                    50,060                 806
  Korea Electric Power Corp. ADR                26,404                 234
--------------------------------------------------------------------------
                                                                     1,040
--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung Electro-Mechanics Co.,
   Ltd.                                         29,527                 563
--------------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery Co.                    14,000                 258
--------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Humax Co., Ltd.                               65,666                 957
--------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  LG Household & Health Care Ltd.               18,790                 403
--------------------------------------------------------------------------
MEDIA
  Cheil Communications, Inc.                    13,430                 949
--------------------------------------------------------------------------
METALS & MINING
  Pohang Iron & Steel Co., Ltd.                 24,730               1,530
--------------------------------------------------------------------------
MULTILINE RETAIL
  Shinsegae Co., Ltd                             2,900                 205
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd.                 39,902               4,284
  Samsung Electronics Co.,
   Ltd. (Preferred)                              7,990                 361
--------------------------------------------------------------------------
                                                                     4,645
--------------------------------------------------------------------------

                                        9

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                          22,720       $       3,624
  SK Telecom Co., Ltd. ADR                      15,400                 284
--------------------------------------------------------------------------
                                                                     3,908
--------------------------------------------------------------------------
                                                                    23,579
==========================================================================
TAIWAN (10.5%)
BANKS
  Bank Sinopac                                 968,000                 365
  Chinatrust Commercial Bank                 2,196,838               1,120
  Taipei Bank                                  233,300                 111
  Taishin International Bank                   977,426                 367
--------------------------------------------------------------------------
                                                                     1,963
--------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Accton Technology Corp.                      430,000                 507
  Acer Display Technology, Inc.                520,000                 228
  Asustek Computer, Inc.                       274,554                 823
  Quanta Computer, Inc.                        355,000                 664
--------------------------------------------------------------------------
                                                                     2,222
--------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Delta Electronics, Inc.                            1                  --@
--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Hon Hai Precision Industry Co., Ltd.         411,843               1,301
--------------------------------------------------------------------------
FOOD & DRUG RETAILING
  President Chain Store Corp.                  157,782                 300
--------------------------------------------------------------------------
FOOD PRODUCTS
  Uni-President Enterprises Co.                554,740                 191
--------------------------------------------------------------------------
INFORMATION TECHNOLOGY
  Ambit Microsystems Corp.                     170,720                 552
--------------------------------------------------------------------------
INSURANCE
  Cathay Life Insurance Co., Ltd.              371,649                 383
  Fubon Insurance Co.                          690,000                 532
--------------------------------------------------------------------------
                                                                       915
--------------------------------------------------------------------------
METALS & MINING
  China Steel Corp.                          1,161,840                 409
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  ASE Test Ltd.                                 23,100                 178
  Faraday Technology Corp.                      42,000                 131
  Realtek Semiconductor Corp.                  120,500                 328
  Siliconware Precision Industries Co.         836,693                 414
  Sunplus Technology Co Ltd.                   135,500                 257
  Taiwan Semiconductor
   Manufacturing Co., Ltd.                   3,122,122               4,225
  United Microelectronics Corp.              2,480,730               1,934
--------------------------------------------------------------------------
                                                                     7,467
--------------------------------------------------------------------------
TEXTILES & APPAREL
  Far Eastern Textile Ltd.                      21,302                   6
  Formosa Chemicals & Fibre
   Corp.                                       810,720                 496
--------------------------------------------------------------------------
                                                                       502
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                        695,818                 744
--------------------------------------------------------------------------
                                                                    16,566
==========================================================================
THAILAND (2.1%)
BANKS
  Thai Farmers Bank PCL                      1,182,100                 439
--------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Delta Electronics Inc.
   (Thailand)  PCL                             132,686                 504
--------------------------------------------------------------------------
MEDIA
  BEC World PCL                                112,300                 566
--------------------------------------------------------------------------
OIL & GAS
  PTT Exploration & Production PCL             177,200                 438
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Advanced Information Service PCL              68,600                 735
  Shin Corp. PCL                             1,770,000                 627
--------------------------------------------------------------------------
                                                                     1,362
--------------------------------------------------------------------------
                                                                     3,309
==========================================================================
TURKEY (2.4%)
BANKS
  Akbank TAS                               293,428,800                 566
  Turkiye Garanti Bankasi AS               145,428,117                 130
  Yapi ve Kredi Bankasi AS                 616,950,975                 991
  Yapi ve Kredi Bankasi AS GDR                  31,350                  46
--------------------------------------------------------------------------
                                                                     1,733
--------------------------------------------------------------------------
BEVERAGES
  Anadolu Efes Biracilik ve Malt
   Sanayii AS                               16,717,176                 290
--------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Netas Northern Electric
   Telekomunikasyon AS                       9,595,059                 185
--------------------------------------------------------------------------
FINANCIAL SERVICES
  Haci Omer Sabanci Holding AS             108,965,000                 311
--------------------------------------------------------------------------
FOOD & DRUG RETAILING
  Migros Turk TAS                            3,989,000                 234
--------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Vestel Elektronik Sanayi ve
   Ticaret AS (b)                          155,610,836                 186
--------------------------------------------------------------------------
INSURANCE
  Aksigorta AS                              39,021,000                 201
--------------------------------------------------------------------------

                                       10

                                                                     VALUE
                                                SHARES               (000)
--------------------------------------------------------------------------
OIL & GAS
  Tupras-Turkiye Petrol
   Rafinerileri AS                          88,078,200       $         541
--------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS ADR           31,096                  24
--------------------------------------------------------------------------
                                                                     3,705
==========================================================================
OTHER- (AFRICA)(0.0%)
  Morgan Stanley Africa Investment
   Fund, Inc.                                    5,800(b)               38
==========================================================================
TOTAL COMMON STOCKS
   (Cost $219,075)                                                 147,623
==========================================================================

                                                  FACE
                                                AMOUNT
                                                 (000)
--------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
==========================================================================
DCM Shriram Industrials Ltd.
  9.90%, 2/21/02                   INR             335                  --@
DCM Shriram Industrials Ltd.
  (Convertible) 7.50%,
   2/21/01                                         330                  --@
  Shri Ishar Alloy Steels Ltd.
   15.00%, 4/21/01                                 581                  --@
--------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
  (Cost $1,495)                                                         --@
==========================================================================
SHORT-TERM INVESTMENTS (5.5%)
==========================================================================
UNITED STATES (5.5%)
  J.P. Morgan Securities Inc., 2.50%,
   dated 9/28/01, due 10/1/01
  (Cost $8,681)                                  8,681(a)            8,681
==========================================================================
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.2%)
==========================================================================
  Argentine Peso                   ARS              10                  10
  Brazilian Real                   BRL              75                  28
  British Pound                    GBP             308                 454
  Euro                             EUR              43                  39
  Hungarian Forint                 HUF             275                   1
  Indian Rupee                     INR          19,050                 398
  Mexican Peso                     MXN             244                  25
  Taiwan Dollar                    TWD          12,971                 376
  South African Rand               ZAR           4,135                 458
  South Korean Won                 KRW          54,952                  42
  Turkish Lira                     TRL      59,762,408                  44
--------------------------------------------------------------------------
TOTAL FOREIGN CURRENCY
  (Cost $1,877)                                                      1,875
==========================================================================

                                                AMOUNT              AMOUNT
                                                 (000)               (000)
==========================================================================
TOTAL INVESTMENTS (100.5%)
(Cost $227,374)                                              $     158,179
==========================================================================
OTHER ASSETS & LIABILITIES (-0.5%)
==========================================================================
 Other Assets                                    1,767
 Liabilities                                    (2,561)               (794)
==========================================================================
NET ASSETS (100%)
  Applicable to 18,909,804, issued and outstanding
    $0.01 par value shares (100,000,000 shares
    authorized)                                              $     157,385
==========================================================================
NET ASSET VALUE PER SHARE                                    $        8.32
==========================================================================

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
GDS--Global Depositary Shares
@--Value is less than $500

(a)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(b)--The Fund is advised by an affiliate

==========================================================================
SEPTEMBER 30, 2001 EXCHANGE RATES:
--------------------------------------------------------------------------
ARS  Argentine Peso                               1.000 = $1.00
BRL  Brazilian Real                               2.700 = $1.00
GBP  British Pound                                0.679 = $1.00
EUR  Euro                                         1.098 = $1.00
HUF  Hungarian Forint                           282.535 = $1.00
INR  Indian Rupee                                47.850 = $1.00
MXN  Mexican Peso                                 9.515 = $1.00
ZAR  South African Rand                           9.027 = $1.00
KRW  South Korean Won                         1,304.000 = $1.00
TWD  Taiwan Dollar                               34.510 = $1.00
TRL  Turkish Lira                         1,400,000.143 = $1.00
--------------------------------------------------------------------------

                                       11